UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21845

The Ralph Parks Cyclical Equity Fund

(Exact name of registrant as specified in charter)

101 Sully’s Trail, Building 10,  Pittsford,  New York, NY

14534

(Address of principal executive offices)

Emile R. Molineaux, Gemini Fund Services, LLC

             450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

585-248-5700

Date of fiscal year end:

6/30

Date of reporting period:  3/31/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Ralph Parks Cyclical Equity Fund
PORTFOLIO OF INVESTMENTS
March 31, 2008 (unaudited)
	Shares			Value
			COMMON STOCKS - 113.10%
			AEROSPACE/DEFENSE - 0.62%
	2,375	*	Teledyne Technologies, Inc. ***	$ 111,625

			AGRICULTURE - 1.15%
	1,124		Bunge Ltd.	97,653
	1,517	*	Loews Corp. - Carolina Group	110,058
				207,711
			AUTO PARTS & EQUIPMENT - 0.62%
	13,575	**	Wonder Auto Technology, Inc. ***	111,722

			BANKS - 1.48%
	2,150		Credicorp Ltd.	154,241
	1,680	*	Northern Trust Corp.	111,670
				265,911
			BEVERAGES - 2.30%
	2,824	*	Central European Distribution Corp. ***	164,329
	2,170	**	Coca-Cola Co.	132,088
	4,596	**	PepsiAmericas, Inc.	117,336
				413,753
			BIOTECHNOLOGY - 5.20%
	2,172	**	Charles River Laboratories International, Inc. ***	128,018
	5,964	**	Clinical Data, Inc. ***	110,274
	1,262	**	Illumina, Inc. ***	95,786
	1,380	*	Invitrogen Corp. ***	117,949
	9,253	*	Millennium Pharmaceuticals, Inc. ***	143,051
	1,313	**	Myriad Genetics, Inc. ***	52,901
	23,891	**	Repligen Corp. ***	115,155
	10,906	**	RTI Biologics, Inc. ***	103,062
	7,600	**	Third Wave Technologies, Inc. ***	70,072
				936,268
			CHEMICALS - 7.79%
	3,205	*	Celanese Corp.	125,155
	1,363	*	CF Industries Holdings, Inc.	141,234
	2,348	**	FMC Corp.	130,291
	5,306	**	Monsanto Co.	591,619
	2,789	**	Mosaic Co. ***	286,151
	1,533	*	Praxair, Inc.	129,125
				1,403,575

Ralph Parks Cyclical Equity Fund
PORTFOLIO OF INVESTMENTS (continued)
March 31, 2008 (unaudited)
	Shares			Value
			COAL - 1.51%
	3,348		Alpha Natural Resources, Inc. ***	$ 145,437
	1,836		Consol Energy, Inc.	127,033
				272,470
			COMMERCIAL SERVICES - 4.88%
	2,192		Capella Education Co. ***	119,683
	17,123	*	CBIZ, Inc. ***	139,039
	2,317		FTI Consulting, Inc. ***	164,600
	3,747		Iron Mountain, Inc. ***	99,071
	4,666	**	Learning Tree International, Inc. ***	65,417
	4,182	**	Net 1 UEPS Technologies, Inc. ***	94,304
	8,950	**	Princeton Review, Inc. ***	70,436
	825	**	Strayer Education, Inc.	125,812
				878,362
			COMPUTERS - 4.32%
	1,360	*	Apple, Inc. ***	195,160
	22,843	*	Data I/O Corp. ***	99,367
	2,502		IHS, Inc. ***	160,904
	4,263	**	Logitech International SA ***	108,451
	1,902	*	Research In Motion Ltd. ***	213,461
				777,343
			COSMETICS / PERSONAL CARE - 1.46%
	1,835		Colgate-Palmolive Co.	142,965
	1,705	**	Procter & Gamble Co.	119,469
				262,434
			DISTRIBUTION / WHOLESALE - 1.78%
	4,254		Chindex International, Inc. ***	160,546
	7,106	**	LKQ Corp. ***	159,672
				320,218
			DIVERSIFIED FINANCIAL SERVICES - 1.04%
	1,546	**	Nasdaq OMX Group, Inc. ***	59,768
	3,951	*	Waddell & Reed Financial, Inc.	126,946
				186,714
			ELECTRIC - 0.72%
	4,171	*	TransAlta Corp.	129,593

			ELECTRICAL COMPONENTS & EQUIPMENT - 1.56%
	4,515	**	Graham Corp.	160,689
	10,040	**	Vicor Corp.	119,878
				280,567
Ralph Parks Cyclical Equity Fund
PORTFOLIO OF INVESTMENTS (continued)
March 31, 2008 (unaudited)
	Shares			Value
			ELECTRONICS - 5.94%
	4,475		Axsys Technologies, Inc. ***	$ 223,213
	3,508		Badger Meter, Inc.	151,546
	1,564	**	Dionex Corp. ***	120,412
	3,020	**	Dolby Laboratories, Inc. ***	109,505
	4,332	**	Flir Systems, Inc. ***	130,350
	40,000	*	Iteris, Inc. ***	92,400
	3,208	**	Rofin-Sinar Technologies, Inc. ***	144,039
	1,763	**	Waters Corp. ***	98,199
				1,069,664
			ENERGY-ALTERNATE SOURCES - 0.64%
	495	**	First Solar, Inc. ***	114,414

			ENGINEERING & CONSTRUCTION - 0.50%
	2,596	*	Layne Christensen Co. ***	90,912

			ENTERTAINMENT - 1.01%
	7,912	**	Rick's Cabaret International, Inc. ***	180,947

			ENVIRONMENTAL CONTROL - 0.53%
	8,714	**	Casella Waste Systems, Inc. ***	95,244

			EQUITY FUNDS - 0.02%
	45	*	Pharmaceutical HOLDRs Trust	3,141

			FOOD - 2.14%
	7,511		Cal-Maine Foods, Inc.	250,717
	5,410	**	Flowers Foods, Inc.	133,898
				384,615
			GAS - 0.52%
	1,500	**	Energen Corp.	93,450

			HEALTHCARE PRODUCTS - 5.33%
	2,226		Baxter International, Inc.	128,707
	4,628		Idexx Laboratories, Inc. ***	227,975
	627	**	Intuitive Surgical, Inc. ***	203,367
	4,776	*	Meridian Bioscience, Inc.	159,662
	4,252		NuVasive, Inc. ***	146,737
	5,936	*	Synovis Life Technologies, Inc. ***	93,076
				959,524
Ralph Parks Cyclical Equity Fund
PORTFOLIO OF INVESTMENTS (continued)
March 31, 2008 (unaudited)
	Shares			Value
			HEALTHCARE SERVICESS - 2.27%
	2,880		Air Methods Corp. ***	$ 139,306
	3,244	**	Covance, Inc. ***	269,155
				408,461
			INTERNET - 5.65%
	5,154	*	Aladdin Knowledge Systems Ltd. ***	98,081
	33,998		Art Technology Group, Inc. ***	131,912
	480		Baidu.com ADR ***	115,022
	2,427	**	Ctrip.com International Ltd. - ADR	128,680
	25,000	**	Ediets.Com, Inc. ***	109,250
	11,184		eResearchTechnology, Inc. ***	138,905
	41,000		I-many, Inc. ***	98,400
	16,598	**	NIC, Inc.	118,012
	1,758	**	Sohu.com, Inc. ***	79,339
				1,017,601
			IRON / STEEL - 1.61%
	2,343		AK Steel Holding Corp.	127,506
	1,425	*	Mechel - ADR	162,151
				289,657
			MACHINERY - DIVERSIFIED - 2.76%
	1,596	**	Deere & Co.	128,382
	2,476	**	Lindsay Corp.	253,716
	2,900	*	Tennant Co.	115,449
				497,547
			METAL FABRICATE / HARDWARE - 0.74%
	3,100		LB Foster Co. ***	133,486

			MINING - 3.41%
	2,463		Agnico-Eagle Mines Ltd.	166,770
	29,405		Anooraq Resources Corp. ***	97,037
	1,753		BHP Billiton Ltd. - ADR	115,435
	1,830		BHP Billiton PLC - ADR	107,512
	11,364		Hecla Mining Co. ***	126,822
				613,576
			OIL & GAS - 9.12%
	3,140		Arena Resources, Inc. ***	121,549
	1,329		Atlas America, Inc.	80,325
	13,816		BPZ Resources, Inc. ***	300,222
	462		CNOOC Ltd. - ADR	67,817
	3,649		Crimson Exploration, Inc. ***	35,760
Ralph Parks Cyclical Equity Fund
PORTFOLIO OF INVESTMENTS (continued)
March 31, 2008 (unaudited)
	Shares			Value
			OIL & GAS (continued) - 9.12%
	5,088	**	Denbury Resources, Inc. ***	$ 145,262
	28,024	**	Evolution Petroleum Corp. ***	127,509
	2,717	**	Forest Oil Corp. ***	133,024
	1,530	**	Marathon Oil Corp.	69,768
	579	**	PetroChina Co Ltd. - ADR	72,554
	1,263	**	Petroleo Brasileiro SA - ADR	128,965
	2,006	*	Questar Corp.	113,459
	10,845	**	TEL Offshore Trust	245,097
				1,641,311
			OIL & GAS SERVICES - 5.38%
	1,095	*	Core Laboratories NV ***	130,634
	2,527	**	FMC Technologies, Inc. ***	143,761
	4,158	*	National Oilwell Varco, Inc. ***	242,744
	6,838	**	Natural Gas Services Group, Inc. ***	149,274
	1,010	*	Oceaneering International, Inc. ***	63,630
	963	**	Smith International, Inc.	61,853
	934	**	Transocean, Inc. ***	126,277
	1,666	**	Willbros Group, Inc. ***	50,980
				969,153
			PACKAGING & CONTAINERS - 2.00%
	6,379		Owens-Illinois, Inc. ***	359,967

			PHARMACEUTICALS - 10.35%
	5,745		Auxilium Pharmaceuticals, Inc. ***	153,621
	11,231		BioMarin Pharmaceutical, Inc. ***	397,240
	19,586		BioScrip, Inc. ***	132,401
	20,864	**	Durect Corp. ***	109,536
	5,476	**	Elan Corp PLC - ADR ***	114,229
	1,896	**	Express Scripts, Inc. ***	121,951
	2,956	**	Gilead Sciences, Inc. ***	152,323
	9,248	**	Isis Pharmaceuticals, Inc. ***	130,489
	2,706		Medco Health Solutions, Inc. ***	118,496
	4,369	*	Perrigo Co.	164,842
	2,969	**	Teva Pharmaceutical Industries Ltd. - ADR	137,138
	1,539	**	United Therapeutics Corp. ***	133,431
				1,865,697
			PIPELINES - 0.40%
	1,758	**	Enbridge, Inc.	72,359

Ralph Parks Cyclical Equity Fund
PORTFOLIO OF INVESTMENTS (continued)
March 31, 2008 (unaudited)
	Shares			Value
			RETAIL - 5.18%
	2,112		Copart, Inc. ***	$ 81,861
	5,053	**	GameStop Corp. ***	261,291
	6,462	**	McDonald's Corp.	360,386
	4,205	**	Pricesmart, Inc.	116,521
	3,283	**	Tim Hortons, Inc.	111,786
				931,845
			SEMICONDUCTORS - 0.63%
	5,676		Aixtron AG - ADR ***	77,761
	1,509	**	Cypress Semiconductor Corp. ***	35,627
				113,388
			SOFTWARE - 4.65%
	3,914		Ansys, Inc. ***	135,111
	4,857		Concur Technologies, Inc. ***	150,810
	4,377	**	Open Text Corp. ***	137,044
	5,626	*	Phase Forward, Inc. ***	96,092
	10,560	*	Phoenix Technologies Ltd. ***	165,370
	5,150	**	Raining Data Corp. ***	30,900
	2,108	**	Salesforce.com, Inc. ***	121,990
				837,317
			TELECOMMUNICATIONS - 4.51%
	4,600	**	EMS Technologies, Inc. ***	124,844
	4,089	**	France Telecom SA - ADR	137,309
	8,623	**	GeoEye, Inc. ***	224,112
	7,357	*	Hellenic Telecommunications Organization SA ADR	103,660
	3,872	**	Nokia OYJ - ADR	123,246
	6,613	*	Shenandoah Telecom Co.	98,137
				811,308
			TRANSPORTATION - 1.38%
	4,579	**	International Shipholding Corp. ***	88,146
	6,786	*	Quintana Maritime Ltd.	160,692
				248,838

			TOTAL COMMON STOCKS (Cost $19,200,484)	20,361,688

Ralph Parks Cyclical Equity Fund
PORTFOLIO OF INVESTMENTS (continued)
March 31, 2008 (unaudited)
	Contracts		OPTIONS - 4.45%
			CALL OPTIONS - 2.41%
	282		Beazer Homes USA, Inc. Call @ 10 Expires April 2008	$ 16,920
	750		Centex Corp. Call @ 30 Expires April 2008	15,000
	250		Citigroup, Inc. Call @ 22.50 Expires May 2008	35,000
	600		Dell, Inc. Call @ 20 Expires April 2008	39,600
	450		Elan Corp. PLC Call @ 22.50 Expires April 2008	22,500
	400		F5 Networks, Inc. Call @ 20 Expires April 2008	14,000
	350		Gannett, Inc. Call @ 30 Expires April 2008	32,900
	220		J.C. Penney, Inc. Call @ 40 Expires April 2008	20,900
	200		J.C. Penney, Inc. Call @ 45 Expires May 2008	16,000
	500		Micron Technology, Inc. Call @ 6 Expires April 2008	20,000
	1,600		Microsoft Corp. Call @ 30 Expires April 2008	33,600
	200		Myriad Genetics, Inc. Call @ 45 Expires May 2008	18,000
	300		PowerShares QQQ Call @ 44 Expires April 2008	29,400
	200		SPDR Trust Series I Call @ 135 Expires April 2008	29,800
	200		SunTrust Banks, Inc. Call @ 55 Expires April 2008	56,000
	500		US Airways Group, Inc. Call @ 10 Expires April 2008	35,000
				434,620
			PUT OPTIONS - 2.04%
	250		AK Steel Holding Corp. Put @ 50 Expires April 2008	32,500
	140		Anadarko Petroleum Corp. Put @ 60 Expires May 2008	30,100
	125		Apache Corp. Put @ 115 April 2008	28,750
	200		Century Aluminum Co. Put @ 60 Expires April 2008	26,000
	55		Denbury Resources Put @ 25 Expires April 2008	2,200
	100		Freeport-McMoran Copper & Gold Put @ 95 Expires April 2008	44,600
	250		Helmerich & Payne, Inc. Put @ 45 Expires April 2008	23,750
	25		Mosaic Co. Put @ 90 Expires April 2008	6,750
	50		Mosaic Co. Put @ 100 Expires April 2008	30,500
	50		Potash Corp. Saskatchewan, Inc. Put @ 155 Expires April 2008	41,000
	70		Priceline.Com, Inc. Put @ 115 Expires April 2008	25,200
	200		Questar Corp. Put @ 55 Expires April 2008	28,200
	175		Transocean, Inc. Put @ 130 Expires April 2008	47,250
				366,800

			TOTAL OPTIONS (Cost $919,040)	801,420

	Shares		SHORT-TERM INVESTMENTS - 1.18%
	213,074		BNY Hamilton Fund, Premier Class, 2.91%**** (Cost $213,074)	213,074

			TOTAL INVESTMENTS - 118.73% (Cost $20,332,598) (a)	$ 21,376,182
			LIABILITIES LESS OTHER ASSETS - (18.73)%	(3,371,750)
			NET ASSETS - 100.00%	$ 18,004,432
Ralph Parks Cyclical Equity Fund
PORTFOLIO OF INVESTMENTS (continued)
March 31, 2008 (unaudited)
	Shares			Value
			SECURITIES SOLD SHORT
	1,900		Advisory Board Co. ***	$ 104,386
	2,200		Allegheny Energy, Inc.	111,100
	8,000		Belo Corp.	84,560
	12,500		Bluephoenix Solutions Ltd. ***	104,375
	9,500		Brooks Automation, Inc. ***	92,340
	7,850		CSG Systems International, Inc. ***	89,255
	5,000		Eclipsys Corp. ***	98,050
	4,198		Einstein Noah Restaurant Group ***	35,935
	1,600		GFI Group, Inc.	91,680
	9,000		Hallmark Finl Services, Inc. ***	100,440
	4,100		HCC Insurance Holdings, Inc.	93,029
	2,500		ICICI Bank Ltd. - ADR	95,475
	12,240		Internap Network Services Corp. ***	60,710
	1,500		Kookmin Bk - ADR	84,075
	2,800		Liberty Global, Inc. ***	95,424
	8,400		Louisiana Pacific Corp.	77,112
	4,300		Michael Baker Corp. ***	96,578
	3,700		Mindray Medical Intl Ltd - ADR ***	107,078
	5,900		Provident Bankshares Corp.	63,366
	900		Siemens AG - ADR ***	98,046
	2,900		SINA Corp. ***	102,225
	4,300		SLM Corp. ***	66,005
	6,700		Xerox Corp.	100,299
			TOTAL SECURITIES SOLD SHORT (Proceeds $2,198,834)	$ 2,051,543

(a)	Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation $ 3,083,596
	Unrealized depreciation (1,892,721)
	Net unrealized appreciation $ 1,190,875
	Cost for federal tax purposes is substantially the same

*	All or a portion of these securities are held as collateral securities sold short.
**	All or a portion of these securities are held as collateral for the Line of Credit and Security Agreement
***	Non-Income producing security.
****	Money market fund; interest rate reflects seven-day effective yield on March 31, 2008.
ADR - American Depositary Receipts

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Ralph Parks Cyclical Equity Fund

By

*/s/ Ralph Parks

      Ralph Parks, President

Date

05/28/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Ralph Parks

       Ralph Parks, President

Date

05/28/08

By

*/s/ Rajiv N. Dixit

       Rajiv N. Dixt, Treasurer

Date

05/28/08